SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 93.6%

Consumer Discretionary – 3.8%
Auto Components - 0.4%
Nokian Renkaat [1]	18,000	$291,561
Household Durables - 0.7%
PulteGroup	10,900	456,710
Specialty Retail - 2.7%
Rent-A-Center	36,466	918,578
USS [1]	56,000	941,912
		1,860,490
Total		2,608,761

Energy – 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Gaztransport Et Technigaz [1]	7,800	873,927
Total		873,927

Financials – 28.4%
Banks - 4.2%
BOK Financial	15,414	1,448,145
Triumph Bancorp [2]	15,750	1,480,815
		2,928,960
Capital Markets - 24.2%
Ashmore Group [1]	244,300	741,645
B3-Brasil, Bolsa, Balcao	336,600	1,110,677
Bolsa Mexicana de Valores	444,000	942,914
Carlyle Group	60,820	2,974,706
Coronation Fund Managers [1]	153,700	486,486
Evercore Cl. A	13,500	1,502,820
Jupiter Fund Management [1]	225,700	610,408
KKR & Co.	14,738	861,731
Moelis & Company Cl. A	19,359	908,905
SEI Investments	37,900	2,281,959
Sprott	58,860	2,951,122
State Street	16,800	1,463,616
		16,836,989
Total		19,765,949

Health Care – 3.1%
Health Care Providers & Services - 0.8%
Ensign Group (The)	5,951	535,650
Pharmaceuticals - 2.3%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,217,095
Santen Pharmaceutical [1]	41,600	416,436
		1,633,531
Total		2,169,181

Industrials – 37.9%
Aerospace & Defense - 4.3%
HEICO Corporation Cl. A	23,259	2,949,939
Building Products - 0.7%
Geberit [1]	800	492,487
Commercial Services & Supplies - 0.4%
Healthcare Services Group	15,700	291,549
Construction & Engineering - 1.2%
Comfort Systems USA	8,959	797,441
Electrical Equipment - 2.8%
Hubbell Incorporated	10,362	1,904,225
Machinery - 11.6%
Graco	25,224	1,758,617
Lincoln Electric Holdings	10,022	1,381,132
Lindsay Corporation	17,400	2,731,974
Spirax-Sarco Engineering [1]	13,478	2,208,675
		8,080,398
Marine - 2.4%
Clarkson [1]	35,040	1,691,575
Professional Services - 9.4%
KBR	64,590	3,535,011
Korn Ferry	10,023	650,893
ManpowerGroup	19,300	1,812,656
Robert Half International	4,794	547,379
		6,545,939
Road & Rail - 0.5%
Werner Enterprises	8,643	354,363
Trading Companies & Distributors - 4.6%
Applied Industrial Technologies	31,294	3,212,642
Total		26,320,558

Information Technology – 1.6%
Electronic Equipment, Instruments & Components - 1.2%
Vishay Intertechnology	42,497	832,941
Software - 0.4%
SimCorp [1]	4,200	305,905
Total		1,138,846

Materials – 17.5%
Chemicals - 1.5%
Quaker Chemical	6,122	1,057,943
Containers & Packaging - 3.4%
AptarGroup	20,396	2,396,530
Metals & Mining - 12.6%
Franco-Nevada	18,335	2,924,799
Reliance Steel & Aluminum	10,288	1,886,305
Royal Gold	11,600	1,638,848
Worthington Industries	44,460	2,285,688
		8,735,640
Total		12,190,113

TOTAL COMMON STOCKS
(Cost $25,780,668)		65,067,335

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation, 0.00% dated 3/31/22, due 4/1/22, maturity value $2,133,469 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 10/15/24, valued at $2,176,170) (Cost $2,133,469)		2,133,469

TOTAL INVESTMENTS – 96.7%
(Cost $27,914,137)	67,200,804

CASH AND OTHER ASSETS LESS LIABILITIES – 3.3%	2,301,380

NET ASSETS – 100.0%	$69,502,184

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.3%

Banks - 16.9%
BOK Financial	10,450	$981,777
Cadence Bank	11,120	325,371
Capital City Bank Group	16,988	447,804
First Citizens BancShares Cl. A	1,828	1,216,717
First Republic Bank	2,599	421,298
Popular	20,063	1,639,950
TriState Capital Holdings [2]	11,600	385,468
Umpqua Holdings	17,400	328,164
Total		5,746,549

Capital Markets - 52.9%
Ares Management Cl. A	14,986	1,217,313
B3-Brasil, Bolsa, Balcao	183,000	603,844
Canaccord Genuity Group	113,715	1,123,369
Carlyle Group	22,300	1,090,693
Charles Schwab	14,671	1,236,912
Coronation Fund Managers [1]	61,200	193,708
CRISIL [1]	14,000	593,714
Egyptian Financial Group-Hermes Holding Company [1,2]	184,791	178,827
Hellenic Exchanges - Athens Stock Exchange [1]	50,000	203,476
Insignia Financial [1]	55,000	149,829
Intermediate Capital Group [1]	39,111	908,959
JSE [1]	51,000	390,878
Jupiter Fund Management [1]	106,900	289,112
KKR & Co.	19,120	1,117,946
MarketAxess Holdings	1,581	537,856
MarketWise Cl. A [2]	88,300	416,776
NZX [1]	580,000	572,347
RF Capital Group [2]	10,800	149,454
Rothschild & Co [1]	13,900	548,018
SEI Investments	7,950	478,670
Silvercrest Asset Management Group Cl. A	27,612	564,665
Sprott	40,500	2,030,588
StoneX Group [2]	9,846	730,869
Tel Aviv Stock Exchange [1]	273,000	1,397,536
U.S. Global Investors Cl. A	165,500	860,600
Warsaw Stock Exchange [1]	23,169	224,801
Westaim Corporation (The) [2]	105,000	198,216
Total		18,008,976

Closed-End Funds - 1.0%
Eagle Point Income	19,341	325,896
Total		325,896

Diversified Financial Services - 2.4%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	400,406
ECN Capital	75,000	400,152
Total		800,558

Electronic Equipment, Instruments & Components - 1.4%
Vontier Corporation	18,600	472,254
Total		472,254

Insurance - 6.4%
Axis Capital Holdings	11,554	698,671
E-L Financial	1,638	1,156,944
James River Group Holdings	13,700	338,938
Total		2,194,553

IT Services - 1.2%
PayPal Holdings [2]	3,466	400,843
Total		400,843

Metals & Mining - 4.5%
Franco-Nevada	9,523	1,519,109
Total		1,519,109

Professional Services - 0.4%
Quess Corp [1]	17,756	153,288
Total		153,288

Real Estate Management & Development - 7.7%
Altus Group	23,760	959,789
FirstService Corporation	8,379	1,213,949
FRP Holdings [2]	7,957	459,915
Total		2,633,653

Software - 3.3%
Benefitfocus [2]	10,600	133,772
Bottomline Technologies [2]	9,800	555,464
Envestnet [2]	6,000	446,640
Total		1,135,876

Thrifts & Mortgage Finance - 1.2%
Provident Bancorp	25,000	405,500
Total		405,500

TOTAL COMMON STOCKS
(Cost $18,119,357)		33,797,055

REPURCHASE AGREEMENT – 0.7%
Fixed Income Clearing Corporation, 0.00% dated 3/31/22, due 4/1/22, maturity value $216,043 (collateralized by obligations of various U.S. Government Agencies, 0.375% due 9/15/24, valued at $220,443)
(Cost $216,043)		216,043

TOTAL INVESTMENTS – 100.0%
(Cost $18,335,400)		34,013,098

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		15,211

NET ASSETS – 100.0%		$34,028,309

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 93.0%

Australia – 10.1%
Bravura Solutions [1,3]	16,315,230	$21,591,972
Cochlear [1]	64,300	10,712,308
Hansen Technologies [1]	8,522,446	36,574,603
IPH [1]	6,514,319	38,468,913
Total		107,347,796

Brazil – 2.8%
Odontoprev	7,731,500	20,363,788
TOTVS	1,282,900	9,802,859
Total		30,166,647

Canada – 5.0%
Altus Group	331,400	13,386,954
Enghouse Systems	630,400	19,928,335
LifeWorks	1,124,500	19,447,018
Total		52,762,307

Denmark – 2.8%
Chr. Hansen Holding [1]	245,700	18,055,705
SimCorp [1]	159,300	11,602,532
Total		29,658,237

Germany – 4.7%
Amadeus Fire [1]	62,798	10,027,209
New Work [1]	116,944	23,918,528
Norma Group [1]	542,600	15,606,363
Total		49,552,100

Iceland – 2.9%
Marel [1]	3,045,870	17,908,708
Ossur [1,2]	2,309,266	13,478,449
Total		31,387,157

India – 1.3%
AIA Engineering [1]	626,411	13,350,939
Total		13,350,939

Italy – 5.6%
Carel Industries [1]	556,148	14,198,974
DiaSorin [1]	148,463	23,246,617
GVS [1]	2,482,312	22,518,376
Total		59,963,967

Japan – 17.0%
As One [1]	299,100	17,652,430
BML [1]	737,100	18,606,668
Daifuku [1]	133,100	9,508,310
Fukui Computer Holdings [1]	744,000	19,746,980
JCU [1]	342,400	11,556,873
Meitec Corporation [1]	368,000	19,985,507
NSD [1]	788,700	14,089,769
OBIC Business Consultants [1]	700,300	24,344,827
TKC Corporation [1]	1,209,300	32,871,822
USS [1]	770,600	12,961,378
Total		181,324,564

Netherlands – 1.4%
IMCD [1]	90,900	15,455,513
Total		15,455,513

New Zealand – 1.0%
Fisher & Paykel Healthcare [1]	605,000	10,166,062
Total		10,166,062

Poland – 1.5%
Asseco Poland [1]	848,400	16,242,029
Total		16,242,029

Singapore – 1.4%
XP Power [1]	319,640	14,515,839
Total		14,515,839

South Korea – 3.7%
Douzone Bizon [1]	327,700	12,493,344
NICE Information Service [1]	1,658,400	26,868,987
Total		39,362,331

Sweden – 9.3%
Alimak Group [1]	1,756,300	19,672,232
Bravida Holding [1]	1,246,828	14,328,440
Hexpol [1]	1,152,200	11,227,611
Karnov Group [1]	3,242,913	20,566,481
Lagercrantz Group [1]	449,095	5,078,843
Loomis [1]	1,010,200	27,620,842
Total		98,494,449

Switzerland – 6.6%
dormakaba Holding [1]	26,600	13,623,626
Kardex Holding [1]	68,700	15,724,989
LEM Holding [1]	5,600	13,535,764
Partners Group Holding [1]	10,400	12,920,618
VZ Holding [1]	155,385	14,696,624
Total		70,501,621

United Kingdom – 15.9%
Ashmore Group [1]	4,550,650	13,814,849
Croda International [1]	162,600	16,710,733
Diploma [1]	309,798	10,653,635
DiscoverIE Group [1]	1,774,200	18,246,412
Learning Technologies Group [1]	10,196,000	21,686,380
Marlowe [1,2]	1,827,045	21,562,241
Restore [1]	3,966,539	23,885,277
Spirax-Sarco Engineering [1]	119,700	19,615,552
Victrex [1]	958,845	22,927,456
Total		169,102,535

TOTAL COMMON STOCKS
(Cost $943,282,760)		989,354,093

PREFERRED STOCK– 2.1%
Germany – 2.1%
FUCHS PETROLUB [1]	616,800	22,407,219
(Cost $27,816,511)	22,407,219

REPURCHASE AGREEMENT – 4.4%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $46,945,174 (collateralized

by obligations of various U.S. Government

Agencies, 0.375% due 9/15/24, valued at $47,884,128)

(Cost $46,945,174)	46,945,174

TOTAL INVESTMENTS – 99.5%
(Cost $1,018,044,445)	1,058,706,486

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%	4,843,838

NET ASSETS – 100.0%	$1,063,550,324

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.8%

Communication Services – 3.9%
Entertainment - 1.8%
Chicken Soup for the Soul Entertainment Cl. A [2]	212,621	$1,698,842
Gaia Cl. A [2]	348,700	1,715,604
IMAX Corporation [2]	169,200	3,202,956
		6,617,402
Interactive Media & Services - 1.1%
Enthusiast Gaming Holdings [2]	605,100	1,461,746
QuinStreet [2]	210,246	2,438,854
		3,900,600
Media - 1.0%
Magnite [2,4]	63,000	832,230
Thryv Holdings [2]	97,704	2,747,436
		3,579,666
Total		14,097,668

Consumer Discretionary – 10.7%
Auto Components - 1.8%
Modine Manufacturing [2]	296,500	2,671,465
Stoneridge [2]	152,600	3,167,976
Unique Fabricating [2]	373,951	710,507
		6,549,948
Hotels, Restaurants & Leisure - 2.1%
Century Casinos [2]	346,100	4,135,895
Lindblad Expeditions Holdings [2]	215,400	3,248,232
		7,384,127
Household Durables - 0.7%
Legacy Housing [2]	123,473	2,649,731
Leisure Products - 0.8%
MasterCraft Boat Holdings [2]	113,600	2,795,696
Specialty Retail - 3.8%
Barnes & Noble Education [2]	303,400	1,086,172
Chico's FAS [2]	487,500	2,340,000
Citi Trends [2]	66,024	2,021,985
JOANN	98,700	1,126,167
OneWater Marine Cl. A	58,200	2,004,990
Shoe Carnival	101,822	2,969,129
Zumiez [2]	54,900	2,097,729
		13,646,172
Textiles, Apparel & Luxury Goods - 1.5%
Fossil Group [2]	211,900	2,042,716
Vera Bradley [2]	414,400	3,178,448
		5,221,164
Total		38,246,838

Energy – 2.5%
Energy Equipment & Services - 2.5%
Natural Gas Services Group [2]	323,313	3,850,658
Newpark Resources [2]	881,300	3,225,558
Profire Energy [2]	1,389,432	1,806,261
Total		8,882,477

Financials – 13.9%
Banks - 6.1%
Allegiance Bancshares	73,800	3,297,384
BayCom Corporation	171,342	3,730,115
Caribbean Investment Holdings [2,5]	1,858,138	646,850
HarborOne Bancorp	255,953	3,588,461
HBT Financial	195,400	3,552,372
HomeTrust Bancshares	125,600	3,708,968
Investar Holding Corporation	180,900	3,453,381
Midway Investments [2,5]	1,858,170	0
		21,977,531
Capital Markets - 5.0%
B. Riley Financial	51,700	3,616,932
Canaccord Genuity Group	345,760	3,415,699
Silvercrest Asset Management Group Cl. A	184,600	3,775,070
Sprott	78,480	3,934,829
StoneX Group [2]	42,500	3,154,775
		17,897,305
Thrifts & Mortgage Finance - 2.8%
PCSB Financial	174,400	3,332,784
Territorial Bancorp	122,408	2,937,792
Western New England Bancorp	428,400	3,829,896
		10,100,472
Total		49,975,308

Health Care – 11.6%
Biotechnology - 1.7%
CareDx [2]	32,200	1,191,078
Dynavax Technologies [2]	198,000	2,146,320
MeiraGTx Holdings [2]	198,900	2,754,765
		6,092,163
Health Care Equipment & Supplies - 6.8%
Apyx Medical [2]	294,727	1,924,567
Artivion [2]	149,055	3,186,796
AtriCure [2]	42,800	2,810,676
Bioventus Cl. A [2]	298,364	4,206,933
Cutera [2]	64,400	4,443,600
OrthoPediatrics Corp. [2]	53,900	2,910,061
Profound Medical [2]	203,000	1,826,781
Surmodics [2]	63,822	2,893,051
		24,202,465
Health Care Providers & Services - 0.6%
Sharps Compliance [2]	395,000	2,330,500
Life Sciences Tools & Services - 2.5%
Harvard Bioscience [2]	663,052	4,117,553
Inotiv [2,4]	89,500	2,343,110
NeoGenomics [2]	43,900	533,385
Quanterix Corporation [2]	61,600	1,798,104
		8,792,152
Total		41,417,280

Industrials – 23.7%
Aerospace & Defense - 2.2%
Astronics Corporation [2]	237,400	3,069,582
Cadre Holdings	139,200	3,418,752
CPI Aerostructures [2]	468,290	1,381,456
		7,869,790
Building Products - 0.8%
Quanex Building Products	136,400	2,863,036
Commercial Services & Supplies - 2.6%
Acme United	72,400	2,443,500
Heritage-Crystal Clean [2]	124,474	3,685,675
VSE Corporation	71,000	3,272,390
		9,401,565
Construction & Engineering - 4.7%
Ameresco Cl. A [2]	27,800	2,210,100
Concrete Pumping Holdings [2]	260,100	1,742,670
Construction Partners Cl. A [2]	128,700	3,369,366
IES Holdings [2]	54,800	2,202,960
Northwest Pipe [2]	144,600	3,680,070
NV5 Global [2]	26,200	3,492,460
		16,697,626
Electrical Equipment - 0.6%
American Superconductor [2]	243,700	1,854,557
Power Solutions International [1,2]	99,900	312,687
		2,167,244
Machinery - 5.3%
Alimak Group [1]	196,200	2,197,627
CIRCOR International [2]	83,200	2,214,784
Commercial Vehicle Group [2]	105,300	889,785
Graham Corporation [2]	234,903	1,811,102
Luxfer Holdings	165,500	2,780,400
Porvair [1]	313,000	2,579,656
Shyft Group (The)	90,100	3,253,511
Wabash National	206,400	3,062,976
Westport Fuel Systems [2]	231,300	365,454
		19,155,295
Marine - 1.0%
Clarkson [1]	78,024	3,766,651
Professional Services - 4.6%
CRA International	33,883	2,854,982
Forrester Research [2]	59,900	3,379,558
Heidrick & Struggles International	80,740	3,195,689
Kforce	48,232	3,567,721
Resources Connection	198,152	3,396,325
		16,394,275
Trading Companies & Distributors - 1.9%
Lawson Products [2]	71,265	2,746,553
Transcat [2]	48,474	3,933,180
		6,679,733
Total		84,995,215

Information Technology – 24.6%
Communications Equipment - 3.9%
Clearfield [2]	31,400	2,047,908
Comtech Telecommunications	109,202	1,713,379
Digi International [2]	189,900	4,086,648
EMCORE Corporation [2]	449,400	1,662,780
Genasys [2]	553,301	1,521,578
Harmonic [2]	306,600	2,848,314
		13,880,607
Electronic Equipment, Instruments & Components - 5.4%
Arlo Technologies [2]	193,600	1,715,296
FARO Technologies [2]	45,000	2,336,400
LightPath Technologies Cl. A [2]	828,984	1,633,099
Luna Innovations [2]	463,800	3,575,898
nLIGHT [2]	117,650	2,040,051
PAR Technology [2]	55,000	2,218,700
PowerFleet [2]	551,219	1,637,120
VIA optronics ADR [2]	132,968	1,063,744
Vishay Precision Group [2]	97,100	3,121,765
		19,342,073
IT Services - 1.6%
Cass Information Systems	63,916	2,359,140
Computer Task Group [2]	328,626	3,210,676
		5,569,816
Semiconductors & Semiconductor Equipment - 11.4%
Aehr Test Systems [2]	186,359	1,893,407
Amtech Systems [2]	146,811	1,476,919
Axcelis Technologies [2]	48,900	3,693,417
AXT [2]	462,100	3,243,942
Camtek [2]	95,900	2,921,114
Cohu [2]	94,000	2,782,400
CyberOptics Corporation [2]	79,337	3,219,495
FormFactor [2]	70,400	2,958,912
Ichor Holdings [2]	76,700	2,732,054
Nova [2]	27,700	3,015,976
NVE Corporation	44,216	2,408,446
PDF Solutions [2]	110,500	3,079,635
Photronics [2]	234,800	3,984,556
Ultra Clean Holdings [2]	82,300	3,488,697
		40,898,970
Software - 1.1%
Agilysys [2]	70,321	2,804,401
GTY Technology Holdings [2]	358,803	1,158,934
		3,963,335
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [2]	222,276	3,371,927
Intevac [2]	180,900	967,815
		4,339,742
Total		87,994,543

Materials – 5.4%
Chemicals - 0.9%
Aspen Aerogels [2]	91,700	3,161,816
Metals & Mining - 4.5%
Altius Minerals	138,500	2,669,960
Ferroglobe [2]	186,100	1,432,970
Haynes International	93,130	3,967,338
Major Drilling Group International [2]	515,400	5,017,332
Universal Stainless & Alloy Products [2]	342,900	2,976,372
		16,063,972
Total		19,225,788

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [2]	29,575	1,709,435
Total		1,709,435

TOTAL COMMON STOCKS
(Cost $254,545,806)		346,544,552

REPURCHASE AGREEMENT – 3.2%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $11,649,439 (collateralized

by obligations of various U.S. Government

Agencies, 0.375% due 9/15/24, valued at $11,882,508)

(Cost $11,649,439)	11,649,439

TOTAL INVESTMENTS – 100.0%
(Cost $266,195,245)	358,193,991

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(31,127)

NET ASSETS – 100.0%	$358,162,864

SCHEDULES OF INVESTMENTS

ROYCE OPPORTUNITY FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.1%

Communication Services – 2.8%
Diversified Telecommunication Services - 0.3%
Ooma [2]	348,278	$5,220,687
Entertainment - 0.4%
Marcus Corporation (The) [2]	393,800	6,970,260
Interactive Media & Services - 0.9%
Cars.com [2]	277,100	3,998,553
DHI Group [2]	656,628	3,906,937
QuinStreet [2]	627,500	7,279,000
		15,184,490
Media - 1.2%
comScore [2]	1,943,562	5,655,765
Entravision Communications Cl. A	1,011,800	6,485,638
Thryv Holdings [2]	283,738	7,978,713
		20,120,116
Total		47,495,553

Consumer Discretionary – 16.3%
Auto Components - 2.9%
Adient [2]	79,600	3,245,292
Dana	488,353	8,580,362
Garrett Motion [2]	826,385	5,941,708
Goodyear Tire & Rubber [2]	336,400	4,807,156
Horizon Global [2]	1,198,916	6,845,810
Modine Manufacturing [2]	982,363	8,851,091
Stoneridge [2]	519,880	10,792,709
		49,064,128
Diversified Consumer Services - 1.1%
Adtalem Global Education [2]	147,200	4,373,312
American Public Education [2]	469,400	9,970,056
Regis Corporation [2]	855,427	1,813,505
Zovio [2,4]	1,580,088	1,295,830
		17,452,703
Hotels, Restaurants & Leisure - 1.1%
Carrols Restaurant Group	791,792	1,789,450
Century Casinos [2]	287,694	3,437,943
Krispy Kreme	279,200	4,146,120
Noodles & Company Cl. A [2]	561,254	3,350,686
Ruth’s Hospitality Group	255,310	5,841,493
		18,565,692
Household Durables - 2.5%
Beazer Homes USA [2]	296,306	4,509,777
Cavco Industries [2]	11,100	2,673,435
Century Communities	84,700	4,537,379
Dixie Group (The) [2]	571,206	1,770,739
GoPro Cl. A [2,4]	597,800	5,099,234
LGI Homes [2,4]	33,170	3,240,046
Skyline Champion [2]	102,300	5,614,224
Taylor Morrison Home [2]	202,154	5,502,632
Toll Brothers	102,686	4,828,296
Tri Pointe Homes [2]	227,906	4,576,352
		42,352,114
Internet & Direct Marketing Retail - 0.7%
iMedia Brands [2,4]	627,960	3,786,599
Overstock.com [2]	188,700	8,303,743
		12,090,342
Multiline Retail - 0.7%
Dillard’s Cl. A	22,133	5,940,276
Nordstrom	223,200	6,050,952
		11,991,228
Specialty Retail - 5.3%
Aaron’s Company (The)	117,800	2,365,424
Asbury Automotive Group [2]	53,900	8,634,780
Barnes & Noble Education [2]	914,532	3,274,025
Bed Bath & Beyond [2]	185,500	4,179,315
Caleres	280,700	5,425,931
Chico’s FAS [2]	1,069,492	5,133,562
Conn’s [2]	434,204	6,691,084
Designer Brands Cl. A [2]	560,179	7,568,018
Express [2]	1,027,400	3,657,544
Guess?	282,594	6,174,679
J.Jill [2,4]	312,789	4,745,009
JOANN	589,805	6,729,675
Kirkland’s [2]	323,600	3,006,244
LL Flooring Holdings [2]	495,500	6,946,910
Sonic Automotive Cl. A	110,800	4,710,108
Sportsman’s Warehouse Holdings [2]	298,600	3,192,034
Victoria’s Secret & Co. [2]	152,829	7,849,297
		90,283,639
Textiles, Apparel & Luxury Goods - 2.0%
Fossil Group [2]	760,700	7,333,148
Rocky Brands	149,400	6,213,546
Skechers U.S.A. Cl. A [2]	180,322	7,349,925
Unifi [2]	451,900	8,179,390
Vera Bradley [2]	641,602	4,921,087
		33,997,096
Total		275,796,942

Consumer Staples – 1.1%
Food Products - 0.4%
Calavo Growers	157,741	5,749,660
Household Products - 0.7%
Central Garden & Pet Cl. A [2]	76,100	3,103,358
Spectrum Brands Holdings	101,500	9,005,080
		12,108,438
Personal Products - 0.0%
LifeMD [2]	5,176	18,271
Total		17,876,369

Energy – 5.1%
Energy Equipment & Services - 0.9%
Archrock	445,800	4,114,734
DMC Global [2]	207,600	6,331,800
Mammoth Energy Services [2]	822,195	1,751,275
Ranger Energy Services Cl. A [2]	268,256	2,749,624
		14,947,433
Oil, Gas & Consumable Fuels - 4.2%
Ardmore Shipping [2]	1,152,593	5,186,669
Baytex Energy [1,2]	1,117,900	4,896,402
Chesapeake Energy	105,700	9,195,900
Dorian LPG	614,392	8,902,540
Earthstone Energy Cl. A [2]	749,672	9,468,357
Matador Resources	172,783	9,154,043
Navigator Holdings [2]	594,484	7,258,650
Northern Oil and Gas	189,600	5,344,824
Scorpio Tankers	386,500	8,263,370
Southwestern Energy [2]	658,081	4,718,441
		72,389,196
Total		87,336,629

Financials – 4.9%
Banks - 2.1%
BayCom Corporation	244,959	5,332,757
First Bancshares (The)	137,200	4,618,152
First Foundation	277,600	6,742,904
Hilltop Holdings	310,008	9,114,235
Seacoast Banking Corporation of Florida	268,650	9,408,123
		35,216,171
Capital Markets - 1.0%
B. Riley Financial	167,467	11,715,991
Moelis & Company Cl. A	98,026	4,602,321
		16,318,312
Insurance - 1.1%
Brighthouse Financial [2]	173,700	8,973,342
Old Republic International	275,600	7,129,772
Stewart Information Services	43,152	2,615,443
		18,718,557
Thrifts & Mortgage Finance - 0.7%
Axos Financial [2]	160,300	7,436,317
Walker & Dunlop	35,688	4,618,741
		12,055,058
Total		82,308,098

Health Care – 4.8%
Biotechnology - 0.3%
Emergent BioSolutions [2]	112,226	4,608,000
Health Care Equipment & Supplies - 1.3%
Accuray [2]	1,523,508	5,042,811
Bioventus Cl. A [2]	574,415	8,099,252
Orthofix Medical [2]	101,396	3,315,649
Varex Imaging [2]	263,746	5,615,152
		22,072,864
Health Care Providers & Services - 2.6%
ATI Physical Therapy Cl. A [2,4]	852,300	1,602,324
Community Health Systems [2]	465,514	5,525,651
Covetrus [2]	170,000	2,854,300
Cross Country Healthcare [2]	441,620	9,569,905
InnovAge Holding [2,4]	363,000	2,330,460
Option Care Health [2]	243,471	6,953,532
Owens & Minor	156,507	6,889,438
RadNet [2]	158,700	3,550,119
Select Medical Holdings	207,400	4,975,526
		44,251,255
Life Sciences Tools & Services - 0.1%
NeoGenomics [2]	194,100	2,358,315
Pharmaceuticals - 0.5%
Organon & Co	255,603	8,928,213
Total		82,218,647

Industrials – 29.3%
Aerospace & Defense - 4.7%
AAR Corporation [2]	269,700	13,061,571
Aerojet Rocketdyne Holdings [2]	142,100	5,591,635
Astronics Corporation [2]	753,500	9,742,755
BWX Technologies	85,900	4,626,574
Ducommun [2]	223,986	11,734,627
Hexcel Corporation	176,000	10,466,720
Spirit AeroSystems Holdings Cl. A	219,900	10,750,911
Triumph Group [2]	549,716	13,896,820
		79,871,613
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings [2,4]	93,536	8,078,704
Hub Group Cl. A [2]	90,000	6,948,900
Radiant Logistics [2]	685,069	4,363,890
		19,391,494
Airlines - 1.6%
Alaska Air Group [2]	132,000	7,657,320
Allegiant Travel [2]	29,125	4,729,609
JetBlue Airways [2]	624,800	9,340,760
Mesa Air Group [2]	1,182,946	5,204,962
		26,932,651
Building Products - 2.5%
Apogee Enterprises	129,600	6,150,816
Gibraltar Industries [2]	76,800	3,298,560
Griffon Corporation	372,667	7,464,520
Insteel Industries	149,233	5,520,129
JELD-WEN Holding [2]	356,713	7,234,140
PGT Innovations [2]	181,143	3,256,951
Resideo Technologies [2,4]	363,916	8,672,118
		41,597,234
Commercial Services & Supplies - 3.7%
Healthcare Services Group	307,000	5,700,990
Heritage-Crystal Clean [2]	295,988	8,764,205
Interface	503,867	6,837,475
KAR Auction Services [2]	326,880	5,900,184
MillerKnoll	266,900	9,224,064
Pitney Bowes	1,430,694	7,439,609
Steelcase Cl. A	614,300	7,340,885
VSE Corporation	256,532	11,823,560
		63,030,972
Construction & Engineering - 3.6%
Arcosa	204,606	11,713,693
Comfort Systems USA	57,710	5,136,767
Concrete Pumping Holdings [2]	838,799	5,619,953
Construction Partners Cl. A [2]	283,459	7,420,957
Limbach Holdings [2,3]	673,808	4,682,966
Matrix Service [2]	764,046	6,280,458
Northwest Pipe [2]	399,936	10,178,371
Orion Group Holdings [2]	833,053	2,065,971
Primoris Services	334,980	7,979,224
		61,078,360
Electrical Equipment - 0.8%
Babcock & Wilcox Enterprises [2]	1,224,595	9,992,695
LSI Industries	485,973	2,915,838
Power Solutions International [1,2]	343,740	1,075,906
		13,984,439
Machinery - 5.6%
Barnes Group	210,500	8,459,995
CIRCOR International [2]	289,303	7,701,246
Commercial Vehicle Group [2]	858,857	7,257,342
EnPro Industries	105,100	10,271,423
Evercel [1,2]	203,243	323,156
Hurco Companies	77,351	2,438,103
Hyster-Yale Materials Handling Cl. A	47,066	1,563,062
Luxfer Holdings	480,400	8,070,720
Manitex International [2]	862,976	6,282,465
NN [2]	1,310,065	3,772,987
Park-Ohio Holdings	185,868	2,615,163
Shyft Group (The)	247,538	8,938,597
Trinity Industries	339,424	11,662,609
Twin Disc [2]	327,853	5,455,474
Wabash National	630,900	9,362,556
Westport Fuel Systems [2]	684,433	1,081,404
		95,256,302
Marine - 0.2%
Diana Shipping	654,410	3,533,814
Professional Services - 1.6%
Heidrick & Struggles International	160,665	6,359,121
Korn Ferry	124,945	8,113,928
Mistras Group [2]	591,507	3,909,861
TrueBlue [2]	314,836	9,095,612
		27,478,522
Road & Rail - 0.4%
Daseke [2]	521,300	5,249,491
U.S. Xpress Enterprises Cl. A [2]	545,928	2,118,201
		7,367,692
Trading Companies & Distributors - 3.4%
Air Lease Cl. A	262,238	11,708,927
BlueLinx Holdings [2]	130,900	9,409,092
Herc Holdings	51,519	8,608,310
Hudson Technologies [2]	742,918	4,613,521
Univar Solutions [2]	381,800	12,271,052
WESCO International [2]	88,804	11,556,952
		58,167,854
Total		497,690,947

Information Technology – 18.8%
Communications Equipment - 5.0%
ADTRAN	528,400	9,748,980
Applied Optoelectronics [2]	769,700	2,809,405
Aviat Networks [2]	295,778	9,101,089
CalAmp Corporation [2]	1,066,500	7,796,115
Cambium Networks [2]	244,281	5,774,803
Ceragon Networks [2,4]	749,466	1,596,363
Comtech Telecommunications	436,217	6,844,245
Digi International [2]	569,002	12,244,923
DZS [2]	685,329	9,505,513
Infinera Corporation [2,4]	679,346	5,889,930
PCTEL [2,3]	1,031,093	4,784,271
Sierra Wireless [2]	442,291	7,978,930
		84,074,567
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries	133,153	11,461,810
Arlo Technologies [2,4]	480,500	4,257,230
Avnet	177,700	7,212,843
Benchmark Electronics	217,200	5,438,688
CTS Corporation	261,614	9,245,439
Fabrinet [2]	90,529	9,517,314
Frequency Electronics [2]	289,393	2,517,719
Identiv [2]	185,120	2,993,390
Knowles Corporation [2]	510,420	10,989,343
nLIGHT [2]	205,800	3,568,572
VIA optronics ADR [2]	730,832	5,846,656
Vishay Intertechnology	422,409	8,279,216
		81,328,220
IT Services - 0.7%
Conduent [2]	914,900	4,720,884
Limelight Networks [2]	203,600	1,062,792
TTEC Holdings	80,200	6,618,104
		12,401,780
Semiconductors & Semiconductor Equipment - 5.0%
Alpha & Omega Semiconductor [2]	114,413	6,252,670
Amkor Technology	431,940	9,381,737
Amtech Systems [2]	618,984	6,226,979
Cohu [2]	326,276	9,657,770
FormFactor [2]	199,613	8,389,734
Ichor Holdings [2]	280,394	9,987,634
Kulicke & Soffa Industries	152,165	8,524,283
Onto Innovation [2]	64,719	5,623,434
Ultra Clean Holdings [2]	231,627	9,818,669
Veeco Instruments [2]	425,087	11,558,116
		85,421,026
Software - 2.4%
A10 Networks	532,126	7,423,158
Avaya Holdings [2]	572,654	7,255,526
Ebix	180,400	5,980,260
InterDigital	65,100	4,153,380
Kaleyra [2,4]	704,257	4,211,457
Marin Software [2]	538,350	1,550,448
ON24 [2]	277,200	3,645,180
SecureWorks Corp. Cl. A [2,4]	420,062	5,565,821
		39,785,230
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [2]	223,885	7,806,870
Immersion Corporation [2]	692,600	3,850,856
Intevac [2]	701,702	3,754,106
		15,411,832
Total		318,422,655

Materials – 10.5%
Chemicals - 2.9%
AdvanSix	112,212	5,732,911
American Vanguard	94,314	1,916,461
Huntsman Corporation	273,700	10,266,487
Intrepid Potash [2]	67,482	5,542,972
Livent Corporation [2,4]	239,800	6,251,586
LSB Industries [2]	435,962	9,521,410
Trecora Resources [2]	630,431	5,333,446
Tronox Holdings	240,700	4,763,453
		49,328,726
Containers & Packaging - 0.5%
TriMas Corporation	258,410	8,292,377
Metals & Mining - 6.7%
Allegheny Technologies [2]	498,514	13,380,116
Carpenter Technology	292,842	12,293,507
Century Aluminum [2]	372,010	9,787,583
Cleveland-Cliffs [2]	389,249	12,537,710
Coeur Mining [2]	878,332	3,908,577
Commercial Metals	282,700	11,765,974
Ferroglobe [2]	1,260,971	9,709,477
Haynes International	309,461	13,183,039
Major Drilling Group International [2]	838,900	8,166,550
Noranda Aluminum Holding Corporation [2,5]	488,157	0
Olympic Steel	170,995	6,576,468
TimkenSteel Corporation [2]	587,100	12,845,748
		114,154,749
Paper & Forest Products - 0.4%
Glatfelter Corporation	539,445	6,678,329
Total		178,454,181

Real Estate – 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexander & Baldwin	310,500	7,200,495
Braemar Hotels & Resorts	489,753	3,026,673
Chatham Lodging Trust [2]	260,800	3,596,432
Macerich Company	611,700	9,566,988
Ryman Hospitality Properties [2]	45,271	4,199,791
Tanger Factory Outlet Centers	518,600	8,914,734
		36,505,113
Real Estate Management & Development - 0.4%
Realogy Holdings [2]	399,820	6,269,178
Total		42,774,291

TOTAL COMMON STOCKS
(Cost $1,346,777,772)		1,630,374,312

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation, 0.00% dated 3/31/22, due 4/1/22, maturity value $60,498,812 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 10/15/24, valued at $61,708,824) (Cost $60,498,812)		60,498,812

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.14%) (Cost $4,096,215)	4,096,215	4,096,215

TOTAL INVESTMENTS – 99.9%
(Cost $1,411,372,799)		1,694,969,339

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		1,475,033

NET ASSETS – 100.0%		$1,696,444,372

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.9%

Communication Services – 2.3%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Cl. C [2]	375,620	$3,602,196
Entertainment - 0.3%
Chicken Soup for the Soul
Entertainment Cl. A [2]	33,785	269,942
IMAX Corporation [2]	240,219	4,547,346
World Wrestling Entertainment Cl. A	38,514	2,404,814
		7,222,102
Interactive Media & Services - 1.1%
QuinStreet [2]	78,343	908,779
Ziff Davis [2]	173,659	16,806,718
ZipRecruiter Cl. A [2]	126,800	2,913,864
		20,629,361
Media - 0.7%
Magnite [2]	200,100	2,643,321
Media General (Rights) [2,5]	102,272	0
New York Times Cl. A	165,886	7,604,214
TechTarget [2,4]	41,200	3,348,736
		13,596,271
Total		45,049,930

Consumer Discretionary – 9.3%
Auto Components - 1.9%
Dorman Products [2]	98,232	9,334,987
Fox Factory Holding Corporation [2]	17,800	1,743,510
Gentex Corporation	294,056	8,577,613
LCI Industries	67,565	7,013,923
Patrick Industries	96,957	5,846,507
Standard Motor Products	36,568	1,577,543
Stoneridge [2]	103,047	2,139,256
		36,233,339
Automobiles - 0.3%
Winnebago Industries	113,253	6,119,060
Distributors - 0.2%
LKQ Corporation	76,921	3,492,983
Diversified Consumer Services - 0.2%
H&R Block	72,077	1,876,885
Lincoln Educational Services [2]	368,796	2,636,891
		4,513,776
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [2]	490,241	5,858,380
Scientific Games [2]	214,147	12,581,136
Texas Roadhouse	41,400	3,466,422
		21,905,938
Household Durables - 1.1%
La-Z-Boy	127,542	3,363,283
Legacy Housing [2]	97,929	2,101,556
M/I Homes [2]	55,123	2,444,705
PulteGroup	100,553	4,213,171
Skyline Champion [2]	176,864	9,706,296
		21,829,011
Internet & Direct Marketing Retail - 0.0%
1-800-FLOWERS.COM Cl. A [2]	23,842	304,224
Leisure Products - 0.9%
Brunswick Corporation	60,869	4,923,694
Malibu Boats Cl. A [2]	68,738	3,987,491
MasterCraft Boat Holdings [2]	367,185	9,036,423
		17,947,608
Multiline Retail - 0.2%
Franchise Group Cl. A	78,752	3,262,695
Specialty Retail - 2.3%
Aaron’s Company (The)	193,427	3,884,014
American Eagle Outfitters	187,369	3,147,799
Asbury Automotive Group [2]	93,172	14,926,154
Haverty Furniture	149,042	4,086,732
JOANN	112,561	1,284,321
Lazydays Holdings [2,4]	220,273	4,445,109
OneWater Marine Cl. A	117,310	4,041,330
Shoe Carnival	270,778	7,895,886
		43,711,345
Textiles, Apparel & Luxury Goods - 1.0%
Levi Strauss & Co. Cl. A	185,054	3,656,667
Movado Group	106,601	4,162,769
Ralph Lauren Cl. A	65,651	7,447,450
Wolverine World Wide	202,047	4,558,180
		19,825,066
Total		179,145,045

Consumer Staples – 1.3%
Food Products - 0.4%
Nomad Foods [2]	150,865	3,406,532
Seneca Foods Cl. A [2]	92,085	4,746,061
		8,152,593
Household Products - 0.3%
Spectrum Brands Holdings	56,786	5,038,054
Personal Products - 0.6%
Inter Parfums	129,303	11,385,129
Total		24,575,776

Energy – 2.2%
Energy Equipment & Services - 1.3%
Computer Modelling Group	2,652,180	11,371,184
Pason Systems	1,108,148	13,570,968
		24,942,152
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources [2]	194,324	5,932,712
Oasis Petroleum	13,600	1,989,680
PDC Energy	79,158	5,753,203
Whiting Petroleum	35,100	2,861,001
		16,536,596
Total		41,478,748

Financials – 18.5%
Banks - 6.1%
Bank of N.T. Butterfield & Son	103,700	3,720,756
BankUnited	144,636	6,358,199
BOK Financial	40,738	3,827,335
First Bancshares (The)	170,787	5,748,690
First Citizens BancShares Cl. A	40,878	27,208,397
First Hawaiian	357,648	9,974,803
German American Bancorp	32,857	1,248,237
Home BancShares	235,138	5,314,119
Independent Bank Group	116,232	8,271,069
National Bankshares	76,534	2,846,300
Origin Bancorp	90,332	3,820,140
Popular	189,632	15,500,520
Signature Bank	23,523	6,903,765
Texas Capital Bancshares [2]	27,554	1,579,120
Triumph Bancorp [2]	151,517	14,245,628
		116,567,078
Capital Markets - 5.5%
Ares Management Cl. A	115,176	9,355,746
Artisan Partners Asset Management Cl. A	181,499	7,141,986
B. Riley Financial	33,002	2,308,820
Evercore Cl. A	44,556	4,959,974
GCM Grosvenor Cl. A	1,377,722	13,377,681
Houlihan Lokey Cl. A	94,918	8,333,800
Lazard Cl. A	80,948	2,792,706
MarketWise Cl. A [2]	500,000	2,360,000
Moelis & Company Cl. A	69,834	3,278,706
Morningstar	46,838	12,794,736
Newtek Business Services	81,498	2,175,997
SEI Investments	303,597	18,279,575
Silvercrest Asset Management Group Cl. A	168,399	3,443,760
Sprott	181,064	9,078,184
TMX Group	56,620	5,823,461
		105,505,132
Consumer Finance - 0.1%
PROG Holdings [2]	74,823	2,152,658
Diversified Financial Services - 0.2%
Compass Diversified Holdings	203,369	4,834,081
Insurance - 6.3%
Alleghany Corporation [2]	12,719	10,772,993
AMERISAFE	106,723	5,300,931
Assured Guaranty	106,823	6,800,352
Axis Capital Holdings	98,513	5,957,081
CNO Financial Group	216,387	5,429,150
E-L Financial	24,818	17,529,332
Employers Holdings	76,924	3,155,422
First American Financial	31,619	2,049,544
Hagerty Cl. A [2]	35,700	385,203
International General Insurance Holdings	256,236	1,978,142
James River Group Holdings	589,717	14,589,599
Old Republic International	190,275	4,922,414
ProAssurance Corporation	304,019	8,172,031
RenaissanceRe Holdings	36,405	5,770,556
RLI Corp.	72,547	8,025,875
Safety Insurance Group	63,654	5,782,966
Stewart Information Services	39,873	2,416,702
Tiptree	214,120	2,751,442
Trean Insurance Group [2]	507,378	2,379,603
White Mountains Insurance Group	4,936	5,608,481
		119,777,819
Thrifts & Mortgage Finance - 0.3%
Timberland Bancorp	99,201	2,679,419
TrustCo Bank Corp NY	81,163	2,591,534
		5,270,953
Total		354,107,721

Health Care – 7.8%
Biotechnology - 0.8%
CareDx [2]	100,005	3,699,185
Catalyst Pharmaceuticals [2]	508,547	4,215,855
Ironwood Pharmaceuticals Cl. A [2]	427,400	5,376,692
MeiraGTx Holdings [2]	95,578	1,323,755
		14,615,487
Health Care Equipment & Supplies - 4.3%
AtriCure [2]	24,482	1,607,733
Atrion Corporation	8,442	6,019,146
Bioventus Cl. A [2]	331,782	4,678,126
Colfax [2,4]	319,220	12,701,764
Cutera [2]	47,300	3,263,700
Haemonetics Corporation [2]	253,046	15,997,568
Meridian Bioscience [2]	397,993	10,331,898
Mesa Laboratories	76,983	19,621,427
Natus Medical [2]	101,650	2,671,362
OrthoPediatrics Corp. [2]	55,623	3,003,086
Profound Medical [2]	52,098	468,826
Surmodics [2]	42,305	1,917,685
		82,282,321
Health Care Providers & Services - 0.7%
Cross Country Healthcare [2]	70,227	1,521,819
Encompass Health	105,038	7,469,252
Molina Healthcare [2]	11,239	3,749,218
Sharps Compliance [2]	145,130	856,267
		13,596,556
Health Care Technology - 0.3%
Simulations Plus	113,805	5,801,779
Life Sciences Tools & Services - 1.4%
Azenta [2]	79,518	6,590,452
Bio-Techne	7,868	3,407,159
Harvard Bioscience [2]	243,940	1,514,867
Maravai LifeSciences Holdings Cl. A [2]	122,100	4,306,467
MaxCyte [2,4]	407,474	2,848,243
Quanterix Corporation [2]	30,848	900,453
Repligen Corporation [2,4]	31,750	5,971,858
Stevanato Group [2]	85,200	1,714,224
		27,253,723
Pharmaceuticals - 0.3%
Collegium Pharmaceutical [2]	48,600	989,496
Harmony Biosciences Holdings [2,4]	65,294	3,176,553
Supernus Pharmaceuticals [2,4]	41,033	1,326,187
		5,492,236
Total		149,042,102

Industrials – 26.7%
Aerospace & Defense - 1.0%
HEICO Corporation	80,074	12,294,562
Vectrus [2]	166,690	5,977,503
		18,272,065
Air Freight & Logistics - 1.5%
Forward Air	227,801	22,274,382
Hub Group Cl. A [2]	95,106	7,343,134
		29,617,516
Airlines - 0.2%
Sun Country Airlines Holdings [2]	146,370	3,831,967
Building Products - 3.0%
Advanced Drainage Systems	36,852	4,378,386
AZEK Company (The) Cl. A [2]	8,899	221,051
Builders FirstSource [2]	281,365	18,159,297
Carlisle Companies	22,447	5,520,166
Gibraltar Industries [2]	67,046	2,879,626
Hayward Holdings [2,4]	186,380	3,097,636
Quanex Building Products	156,245	3,279,583
Simpson Manufacturing	58,844	6,416,350
UFP Industries	149,028	11,499,000
Zurn Water Solutions	57,008	2,018,083
		57,469,178
Commercial Services & Supplies - 1.3%
Deluxe Corporation	175,875	5,318,460
Driven Brands Holdings [2]	120,900	3,177,252
Healthcare Services Group	352,937	6,554,040
Heritage-Crystal Clean [2]	151,087	4,473,686
IAA [2]	128,210	4,904,033
		24,427,471
Construction & Engineering - 3.8%
Arcosa	418,367	23,951,511
Construction Partners Cl. A [2]	141,106	3,694,155
EMCOR Group	17,438	1,964,042
Great Lakes Dredge & Dock [2]	445,678	6,252,862
Northwest Pipe [2]	79,274	2,017,523
NV5 Global [2]	10,870	1,448,971
Primoris Services	121,607	2,896,679
Sterling Construction [2]	147,904	3,963,827
Valmont Industries	77,271	18,436,861
WillScot Mobile Mini Holdings Corp. [2]	195,025	7,631,328
		72,257,759
Electrical Equipment - 1.0%
American Superconductor [2]	93,326	710,211
Encore Wire	38,532	4,395,345
GrafTech International	565,705	5,442,082
Preformed Line Products	141,776	8,991,434
		19,539,072
Machinery - 5.8%
CIRCOR International [2]	118,897	3,165,038
Crane Co.	26,825	2,904,611
Douglas Dynamics	55,689	1,926,282
ESCO Technologies	80,939	5,659,255
Graham Corporation [2]	91,849	708,156
Helios Technologies	69,419	5,570,875
Hurco Companies	31,802	1,002,399
John Bean Technologies	110,807	13,127,305
Kadant	95,353	18,516,599
Lincoln Electric Holdings	123,611	17,034,832
Lindsay Corporation	67,056	10,528,463
Meritor [2]	57,854	2,057,867
Middleby Corporation (The) [2]	51,809	8,493,567
Miller Industries	324,674	9,142,820
Mueller Industries	37,408	2,026,391
RBC Bearings [2]	44,677	8,661,977
Westport Fuel Systems [2]	165,989	262,263
		110,788,700
Marine - 0.4%
Clarkson [1]	30,004	1,448,459
Kirby Corporation [2]	95,774	6,913,925
		8,362,384
Professional Services - 3.4%
CBIZ [2]	5,000	209,850
Forrester Research [2]	335,718	18,941,209
Heidrick & Struggles International	203,712	8,062,921
KBR	513,108	28,082,401
Korn Ferry	135,287	8,785,538
LifeWorks	48,100	831,838
ManpowerGroup	5,587	524,731
		65,438,488
Road & Rail - 2.1%
ArcBest	74,487	5,996,203
Landstar System	95,190	14,357,508
Saia [2]	33,831	8,248,674
Schneider National Cl. B	173,275	4,418,513
Universal Logistics Holdings	299,946	6,043,912
Werner Enterprises	7,747	317,627
		39,382,437
Trading Companies & Distributors - 3.2%
Air Lease Cl. A	440,477	19,667,298
Applied Industrial Technologies	90,534	9,294,220
EVI Industries [2,4]	332,790	6,186,566
Lawson Products [2]	29,194	1,125,137
MSC Industrial Direct Cl. A	48,118	4,100,135
Richelieu Hardware	355,741	12,958,801
Transcat [2]	96,894	7,861,979
		61,194,136
Total		510,581,173

Information Technology – 18.5%
Communications Equipment - 0.7%
Aviat Networks [2]	16,600	510,782
Calix [2]	141,147	6,056,618
Digi International [2]	307,783	6,623,490
		13,190,890
Electronic Equipment, Instruments & Components - 6.4%
Belden	46,126	2,555,380
Cognex Corporation	89,061	6,871,056
ePlus [2]	52,776	2,958,623
Fabrinet [2]	83,247	8,751,757
FARO Technologies [2]	184,874	9,598,658
Flex [2]	198,200	3,676,610
II-VI [2]	74,009	5,364,912
Insight Enterprises [2]	11,710	1,256,717
Jabil	73,259	4,522,278
Kimball Electronics [2]	348,872	6,973,951
Littelfuse	7,222	1,801,239
Luna Innovations [2]	766,388	5,908,852
National Instruments	14,541	590,219
nLIGHT [2]	167,461	2,903,774
PAR Technology [2]	231,475	9,337,702
PowerFleet [2]	155,315	461,286
Rogers Corporation [2]	30,454	8,274,352
Sanmina Corporation [2]	133,023	5,376,790
TD SYNNEX	36,891	3,807,520
Teledyne Technologies [2]	7,400	3,497,462
Vishay Intertechnology	336,054	6,586,658
Vishay Precision Group [2]	133,126	4,280,001
Vontier Corporation	655,029	16,631,186
		121,986,983
IT Services - 1.7%
Computer Services [1]	156,263	7,735,019
Hackett Group (The)	78,237	1,804,145
Repay Holdings Cl. A [2]	712,349	10,521,395
Shift4 Payments Cl. A [2,4]	209,323	12,963,373
		33,023,932
Semiconductors & Semiconductor Equipment - 6.9%
Amkor Technology	180,962	3,930,495
Axcelis Technologies [2]	39,172	2,958,661
Camtek [2]	79,224	2,413,163
Cirrus Logic [2]	164,966	13,987,467
CMC Materials	27,293	5,060,122
Cohu [2]	372,485	11,025,556
CyberOptics Corporation [2]	145,326	5,897,329
FormFactor [2]	263,962	11,094,323
Ichor Holdings [2]	29,770	1,060,407
Kulicke & Soffa Industries	337,976	18,933,416
MKS Instruments	72,113	10,816,950
Nova [2,4]	90,867	9,893,599
NVE Corporation	43,178	2,351,906
Onto Innovation [2]	162,146	14,088,866
Photronics [2]	141,017	2,393,058
Power Integrations	50,300	4,661,804
SiTime Corporation [2,4]	34,435	8,533,682
Ultra Clean Holdings [2]	84,806	3,594,926
		132,695,730
Software - 2.2%
Agilysys [2]	103,204	4,115,775
Avalara [2]	66,800	6,647,268
CDK Global	68,313	3,325,477
ChannelAdvisor Corporation [2]	246,094	4,077,778
Consensus Cloud Solutions [2]	31,600	1,900,108
Dolby Laboratories Cl. A	94,227	7,370,436
Fair Isaac [2]	1,106	515,905
PagerDuty [2,4]	170,344	5,824,061
Teradata Corporation [2]	90,063	4,439,205
Xperi Holding Corporation	158,800	2,750,416
		40,966,429
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova [2]	81,672	1,238,964
Avid Technology [2]	300,986	10,495,382
		11,734,346
Total		353,598,310

Materials – 8.2%
Chemicals - 5.5%
Aspen Aerogels [2]	126,230	4,352,410
Balchem Corporation	68,346	9,342,898
Element Solutions	1,283,405	28,106,570
Huntsman Corporation	201,377	7,553,651
Innospec	245,087	22,682,802
Minerals Technologies	212,390	14,049,599
Mosaic Company (The)	106,000	7,049,000
Quaker Chemical	68,219	11,788,925
		104,925,855
Construction Materials - 0.1%
Eagle Materials	17,022	2,184,944
Containers & Packaging - 0.5%
Graphic Packaging Holding Company	269,322	5,397,213
Silgan Holdings	84,832	3,921,783
		9,318,996
Metals & Mining - 1.2%
Alamos Gold Cl. A	1,272,092	10,684,291
Haynes International	62,674	2,669,912
Reliance Steel & Aluminum	48,802	8,947,847
		22,302,050
Paper & Forest Products - 0.9%
Louisiana-Pacific	135,554	8,420,615
Stella-Jones	307,177	9,231,404
		17,652,019
Total		156,383,864

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Altus Group	34,800	1,405,752
Colliers International Group	17,150	2,236,360
Cushman & Wakefield [2]	133,602	2,740,177
FRP Holdings [2]	163,864	9,471,339
Kennedy-Wilson Holdings	660,936	16,120,229
Marcus & Millichap	179,068	9,433,302
Total		41,407,159

TOTAL COMMON STOCKS
(Cost $1,344,371,549)		1,855,369,828

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation, 0.00% dated 3/31/22, due 4/1/22, maturity value $45,835,386 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 10/15/24, valued at $46,752,137) (Cost $45,835,386)		45,835,386

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds Federated Government Obligations Fund - Institutional Shares (7 day yield-0.14%) (Cost $3,313,100)	3,313,100	3,313,100

TOTAL INVESTMENTS – 99.5%
(Cost $1,393,520,035)		1,904,518,314

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		9,131,768

NET ASSETS – 100.0%		$1,913,650,082

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Communication Services – 1.7%
Interactive Media & Services - 1.7%
Ziff Davis [2]	278,700	$26,972,586
Total		26,972,586

Consumer Discretionary – 8.2%
Auto Components - 2.9%
Dorman Products [2]	340,644	32,371,399
LCI Industries	119,738	12,430,002
		44,801,401
Distributors - 1.3%
Pool Corporation	50,355	21,292,612
Leisure Products - 1.8%
Brunswick Corporation	340,791	27,566,584
Textiles, Apparel & Luxury Goods - 2.2%
Ralph Lauren Cl. A	309,340	35,091,529
Total		128,752,126

Consumer Staples – 2.1%
Personal Products - 2.1%
Inter Parfums	378,903	33,362,409
Total		33,362,409

Financials – 12.2%
Capital Markets - 9.7%
Ares Management Cl. A	281,593	22,873,799
GCM Grosvenor Cl. A	2,169,600	21,066,816
Lazard Cl. A	394,401	13,606,835
Morningstar	135,516	37,018,906
SEI Investments	604,571	36,401,220
TMX Group	194,583	20,013,184
		150,980,760
Insurance - 2.5%
Alleghany Corporation [2]	46,077	39,027,219
Total		190,007,979

Health Care – 7.9%
Health Care Equipment & Supplies - 6.5%
Colfax [2]	606,773	24,143,498
Haemonetics Corporation [2]	377,779	23,883,188
Meridian Bioscience [2]	819,804	21,282,112
Mesa Laboratories	130,364	33,227,176
		102,535,974
Life Sciences Tools & Services - 1.4%
Bio-Techne	49,448	21,412,962
Total		123,948,936

Industrials – 31.8%
Aerospace & Defense - 1.8%
Woodward	232,215	29,005,976

Air Freight & Logistics - 2.4%
Forward Air	378,038	36,964,556
Building Products - 1.7%
Simpson Manufacturing	238,603	26,017,271
Commercial Services & Supplies - 1.3%
Ritchie Bros. Auctioneers	336,521	19,864,835
Construction & Engineering - 5.2%
Arcosa	705,620	40,396,745
Valmont Industries	170,599	40,704,921
		81,101,666
Machinery - 12.6%
ESCO Technologies	302,017	21,117,029
John Bean Technologies	301,650	35,736,475
Kadant	165,402	32,119,414
Lincoln Electric Holdings	342,511	47,201,441
Lindsay Corporation	262,511	41,216,852
RBC Bearings [2]	99,294	19,251,121
		196,642,332
Professional Services - 2.7%
Forrester Research [2]	746,762	42,132,312
Road & Rail - 1.6%
Landstar System	171,603	25,882,880
Trading Companies & Distributors - 2.5%
Air Lease Cl. A	867,135	38,717,578
Total		496,329,406

Information Technology – 19.9%
Electronic Equipment, Instruments & Components - 7.3%
Cognex Corporation	333,546	25,733,074
FARO Technologies [2]	418,082	21,706,818
National Instruments	539,875	21,913,526
Rogers Corporation [2]	63,656	17,295,335
Vontier Corporation	1,070,176	27,171,769
		113,820,522
IT Services - 2.1%
Computer Services [1]	677,800	33,551,100
Semiconductors & Semiconductor Equipment - 7.6%
Cirrus Logic [2]	307,595	26,080,980
CMC Materials	126,510	23,454,954
FormFactor [2]	677,676	28,482,722
MKS Instruments	268,741	40,311,150
		118,329,806
Software - 1.0%
Fair Isaac [2]	35,443	16,532,742
Technology Hardware, Storage & Peripherals - 1.9%
Avid Technology [2]	837,784	29,213,528
Total		311,447,698

Materials – 8.9%
Chemicals - 4.5%
Innospec	470,794	43,571,985
Quaker Chemical	157,813	27,271,664
		70,843,649
Metals & Mining - 2.4%
Reliance Steel & Aluminum	204,312	37,460,605
Paper & Forest Products - 2.0%
Stella-Jones	1,012,691	30,433,789
Total		138,738,043

Real Estate – 3.3%
Real Estate Management & Development - 3.3%
Kennedy-Wilson Holdings	2,099,335	51,202,781
Total		51,202,781

TOTAL COMMON STOCKS
(Cost $884,722,400)		1,500,761,964

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation, 0.00% dated 3/31/22, due 4/1/22, maturity value $57,424,103 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 10/15/24, valued at $58,572,646) (Cost $57,424,103)		57,424,103

TOTAL INVESTMENTS – 99.7%
(Cost $942,146,503)		1,558,186,067

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		4,340,071

NET ASSETS – 100.0%		$1,562,526,138

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 2.1%
Entertainment - 0.8%
SciPlay Corporation Cl. A [2]	70,868	$915,614
Media - 1.3%
Entravision Communications Cl. A	152,908	980,140
Saga Communications Cl. A	29,337	670,351
		1,650,491
Total		2,566,105

Consumer Discretionary – 17.1%
Diversified Consumer Services - 1.6%
Lincoln Educational Services [2]	271,218	1,939,209
Household Durables - 4.6%
La-Z-Boy	63,702	1,679,822
M/I Homes [2]	21,698	962,306
Meritage Homes [2]	12,005	951,156
PulteGroup	51,100	2,141,090
		5,734,374
Leisure Products - 1.9%
Malibu Boats Cl. A [2]	18,790	1,090,008
MasterCraft Boat Holdings [2]	49,665	1,222,255
		2,312,263
Specialty Retail - 9.0%
Aaron's Company (The)	111,238	2,233,659
American Eagle Outfitters	96,161	1,615,505
Container Store Group (The) [2]	115,467	943,365
Haverty Furniture	49,773	1,364,776
Lazydays Holdings [2,4]	97,166	1,960,810
OneWater Marine Cl. A	31,488	1,084,762
Shoe Carnival	67,783	1,976,552
		11,179,429
Total		21,165,275

Consumer Staples – 0.7%
Food & Staples Retailing - 0.7%
Village Super Market Cl. A	36,714	899,493
Total		899,493

Energy – 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Civitas Resources	22,700	1,355,417
Dorchester Minerals L.P.	53,604	1,391,024
Oasis Petroleum	7,900	1,155,770
SilverBow Resources [2]	13,300	425,600
Whiting Petroleum	15,500	1,263,405
Total		5,591,216

Financials – 21.5%
Banks - 8.3%
Ames National	30,293	753,084
Bank of Princeton	22,968	662,627
Camden National	15,023	706,682
Chemung Financial	15,857	740,363
Citizens Community Bancorp	47,239	713,781
City Holding Company	7,567	595,523
CNB Financial	33,581	883,852
Financial Institutions	23,978	722,457
Landmark Bancorp	22,175	583,868
Mid Penn Bancorp	9,444	253,194
MidWestOne Financial Group	18,504	612,482
National Bankshares	50,636	1,883,153
Unity Bancorp	45,247	1,266,011
		10,377,077
Capital Markets - 3.8%
Evercore Cl. A	23,142	2,576,168
Houlihan Lokey Cl. A	7,290	640,062
Moelis & Company Cl. A	31,282	1,468,690
		4,684,920
Consumer Finance - 0.4%
PROG Holdings [2]	16,371	470,994
Insurance - 6.1%
CNO Financial Group	92,900	2,330,861
Employers Holdings	44,477	1,824,447
Heritage Insurance Holdings	51,217	365,689
James River Group Holdings	56,729	1,403,475
Tiptree	126,988	1,631,796
		7,556,268
Thrifts & Mortgage Finance - 2.9%
Southern Missouri Bancorp	2,448	122,278
Timberland Bancorp	54,119	1,461,754
TrustCo Bank Corp NY	42,211	1,347,797
Western New England Bancorp	73,813	659,888
		3,591,717
Total		26,680,976

Health Care – 8.2%
Biotechnology - 4.1%
Catalyst Pharmaceuticals [2]	316,032	2,619,905
Ironwood Pharmaceuticals Cl. A [2]	139,551	1,755,552
Vanda Pharmaceuticals [2]	58,916	666,340
		5,041,797
Health Care Providers & Services - 2.3%
Cross Country Healthcare [2]	41,009	888,665
Ensign Group (The)	1,857	167,148
Molina Healthcare [2]	5,440	1,814,730
		2,870,543
Pharmaceuticals - 1.8%
Collegium Pharmaceutical [2]	62,192	1,266,229
SIGA Technologies [2]	146,623	1,039,557
		2,305,786
Total		10,218,126

Industrials – 18.9%
Aerospace & Defense - 1.2%
Vectrus [2]	40,464	1,451,039
Building Products - 2.4%
Builders FirstSource [2]	9,241	596,414
Quanex Building Products	61,195	1,284,483
UFP Industries	13,900	1,072,524
		2,953,421
Construction & Engineering - 3.6%
Northwest Pipe [2]	28,034	713,465
Primoris Services	68,799	1,638,792
Sterling Construction [2]	77,856	2,086,541
		4,438,798
Machinery - 1.0%
Miller Industries	44,704	1,258,865
Professional Services - 5.5%
Barrett Business Services	12,694	983,404
Heidrick & Struggles International	43,771	1,732,456
Kforce	4,795	354,686
Korn Ferry	20,664	1,341,920
Mastech Digital [2]	24,931	460,975
Resources Connection	115,913	1,986,749
		6,860,190
Road & Rail - 5.2%
ArcBest	29,128	2,344,804
Heartland Express	44,162	621,359
Schneider National Cl. B	93,950	2,395,725
Werner Enterprises	25,776	1,056,816
		6,418,704
Total		23,381,017

Information Technology – 22.7%
Communications Equipment - 1.1%
Aviat Networks [2]	43,293	1,332,125
Electronic Equipment, Instruments & Components - 14.2%
ePlus [2]	33,007	1,850,372
Flex [2]	127,381	2,362,918
Insight Enterprises [2]	5,807	623,207
Jabil	39,075	2,412,100
Kimball Electronics [2]	92,767	1,854,412
PC Connection	14,027	734,875
Sanmina Corporation [2]	75,640	3,057,369
TD SYNNEX	22,066	2,277,432
Vishay Intertechnology	120,304	2,357,958
		17,530,643
IT Services - 0.8%
Computer Task Group [2]	11,080	108,252
IBEX [2]	58,114	926,337
		1,034,589
Semiconductors & Semiconductor Equipment - 5.5%
Amkor Technology	99,100	2,152,452
Cohu [2]	53,509	1,583,867
Kulicke & Soffa Industries	51,565	2,888,671
MKS Instruments	1,580	237,000
		6,861,990
Software - 1.1%
Xperi Holding Corporation	76,000	1,316,320
Total		28,075,667

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
Marcus & Millichap	13,489	710,601
RMR Group (The) Cl. A	16,245	505,219
Total		1,215,820

TOTAL COMMON STOCKS
(Cost $99,971,419)		119,793,695

REPURCHASE AGREEMENT – 4.2%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $5,219,607 (collateralized

by obligations of various U.S. Government

Agencies, 0.125% due 10/15/24, valued at $5,324,075)

(Cost $5,219,607)		5,219,607

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.14%)
(Cost $287,000)	287,000	287,000

TOTAL INVESTMENTS – 101.1%
(Cost $105,478,026)		125,300,302

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(1,422,545)

NET ASSETS – 100.0%		$123,877,757

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Communication Services – 2.6%
Entertainment - 1.2%
Sea Cl. A ADR [2]	23,000	$2,755,170
Interactive Media & Services - 1.4%
Enthusiast Gaming Holdings [2]	1,403,100	3,389,483
Total		6,144,653

Consumer Discretionary – 8.1%
Hotels, Restaurants & Leisure - 2.7%
Bragg Gaming Group [2]	227,000	1,637,835
Papa John's International	27,000	2,842,560
Texas Roadhouse	23,000	1,925,790
		6,406,185
Household Durables - 1.2%
Lovesac Company (The) [2]	52,666	2,847,124
Internet & Direct Marketing Retail - 0.6%
CarParts.com [2,4]	220,000	1,474,000
Leisure Products - 1.2%
Callaway Golf [2]	126,000	2,950,920
Specialty Retail - 2.4%
Lithia Motors	13,000	3,901,560
Warby Parker Cl. A [2,4]	55,000	1,859,550
		5,761,110
Total		19,439,339

Consumer Staples – 2.6%
Food Products - 1.9%
Freshpet [2,4]	44,000	4,516,160
Household Products - 0.7%
Central Garden & Pet Cl. A [2]	45,000	1,835,100
Total		6,351,260

Financials – 5.6%
Banks - 1.8%
Primis Financial	4,000	55,920
Seacoast Banking Corporation of Florida	82,000	2,871,640
Triumph Bancorp [2]	14,000	1,316,280
		4,243,840
Capital Markets - 0.4%
MarketAxess Holdings	3,000	1,020,600
Consumer Finance - 0.8%
LendingTree [2]	15,000	1,795,050
Insurance - 2.6%
BRP Group Cl. A [2]	148,000	3,970,840
Trupanion [2]	26,000	2,317,120
		6,287,960
Total		13,347,450

Health Care – 25.7%
Biotechnology - 6.8%
Avid Bioservices [2,4]	154,000	3,136,980
BiomX [2,4]	320,655	618,864
CareDx [2]	102,000	3,772,980
Halozyme Therapeutics [2]	32,000	1,276,160
MeiraGTx Holdings [2]	157,000	2,174,450
Oxford Biomedica [1,2]	224,000	1,981,265
PureTech Health [1,2]	846,000	2,199,715
Synlogic [2]	484,041	1,161,698
		16,322,112
Health Care Equipment & Supplies - 10.4%
Alphatec Holdings [2]	254,000	2,921,000
Axonics [2,4]	64,000	4,006,400
CryoPort [2]	48,198	1,682,592
CytoSorbents Corporation [2]	349,000	1,113,310
InMode [2]	90,000	3,321,900
Lantheus Holdings [2]	34,000	1,880,540
Neuronetics [2]	253,500	768,105
Profound Medical [2]	73,000	656,921
SI-BONE [2]	82,000	1,853,200
STAAR Surgical [2]	50,000	3,995,500
TransMedics Group [2]	87,000	2,343,780
ViewRay [2]	100,000	392,000
		24,935,248
Health Care Providers & Services - 3.6%
Greenbrook TMS [2]	223,500	840,360
Joint Corp. (The) [2]	45,000	1,592,550
Pennant Group [2]	74,000	1,378,620
Progyny [2]	80,000	4,112,000
Sharps Compliance [2]	102,000	601,800
		8,525,330
Health Care Technology - 3.2%
CareCloud [2,4]	162,000	834,300
Inspire Medical Systems [2]	20,488	5,259,065
OptimizeRx Corporation [2]	44,000	1,659,240
		7,752,605
Life Sciences Tools & Services - 1.2%
Harvard Bioscience [2]	63,600	394,956
West Pharmaceutical Services	6,000	2,464,260
		2,859,216
Pharmaceuticals - 0.5%
Harmony Biosciences Holdings [2,4]	26,000	1,264,900
Total		61,659,411

Industrials – 17.1%
Aerospace & Defense - 1.2%
AeroVironment [2]	31,000	2,918,340
Commercial Services & Supplies - 2.9%
ACV Auctions Cl. A [2]	222,000	3,287,820
VSE Corporation	82,000	3,779,380
		7,067,200
Construction & Engineering - 1.4%
Ameresco Cl. A [2]	41,000	3,259,500
Electrical Equipment - 2.1%
American Superconductor [2]	226,349	1,722,516
EnerSys	29,000	2,162,530
Enovix Corporation [2]	80,000	1,141,600
		5,026,646
Machinery - 4.0%
ATS Automation Tooling Systems [2]	128,000	4,617,686
Chart Industries [2,4]	20,000	3,435,400
Velo3D [2,4]	162,000	1,508,220
		9,561,306
Professional Services - 3.0%
ASGN [2]	26,000	3,034,460
Atlas Technical Consultants Cl. A [2]	349,000	4,201,960
		7,236,420
Trading Companies & Distributors - 2.5%
Lawson Products [2]	157,000	6,050,780
Total		41,120,192

Information Technology – 29.8%
Communications Equipment - 1.8%
Clearfield [2]	48,000	3,130,560
Genasys [2]	404,000	1,111,000
		4,241,560
Electronic Equipment, Instruments & Components - 1.1%
Iteris [2]	844,474	2,516,532
IT Services - 3.5%
Cantaloupe [2]	453,996	3,073,553
DigitalOcean Holdings [2]	22,000	1,272,700
Limelight Networks [2]	365,000	1,905,300
Unisys Corporation [2]	98,900	2,137,229
		8,388,782
Semiconductors & Semiconductor Equipment - 10.6%
Ambarella [2]	47,000	4,931,240
AXT [2]	216,400	1,519,128
Canadian Solar [2,4]	68,000	2,404,480
CyberOptics Corporation [2]	39,000	1,582,620
Impinj [2,4]	88,555	5,626,785
Lattice Semiconductor [2]	33,000	2,011,350
Onto Innovation [2]	43,000	3,736,270
Silicon Laboratories [2]	24,000	3,604,800
		25,416,673
Software - 11.4%
Agilysys [2]	40,000	1,595,200
Descartes Systems Group (The) [2]	42,033	3,079,338
Digital Turbine [2]	86,000	3,767,660
GTY Technology Holdings [2]	250,000	807,500
Matterport Cl. A [2,4]	443,000	3,597,160
Paylocity Holding Corporation [2]	7,786	1,602,125
Ping Identity Holding Corp. [2,4]	118,000	3,236,740
Sprout Social Cl. A [2]	64,000	5,127,680
Veritone [2,4]	130,000	2,376,400
Workiva Cl. A [2]	19,000	2,242,000
		27,431,803
Technology Hardware, Storage & Peripherals - 1.4%
Stratasys [2]	133,000	3,376,870
Total		71,372,220

Materials – 4.3%
Chemicals - 1.0%
Aspen Aerogels [2]	36,000	1,241,280
NanoXplore [2]	289,000	1,068,016
		2,309,296
Metals & Mining - 3.3%
AMG Advanced Metallurgical Group [1]	34,000	1,458,597
Core Lithium [1,2]	3,876,202	3,897,217
ioneer [1,2]	5,000,000	2,539,529
		7,895,343
Total		10,204,639

Real Estate – 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Postal Realty Trust Cl. A	70,000	1,177,400
Total		1,177,400

TOTAL COMMON STOCKS
(Cost $187,287,270)		230,816,564

REPURCHASE AGREEMENT – 4.1%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $9,939,979 (collateralized

by obligations of various U.S. Government

Agencies, 0.375% due 9/15/24, valued at $10,138,835)

(Cost $9,939,979)		9,939,979

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.0%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-0.14%)
(Cost $7,248,415)	7,248,415	7,248,415

TOTAL INVESTMENTS – 103.4%
(Cost $204,475,664)		248,004,958

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(8,258,724)

NET ASSETS – 100.0%		$239,746,234

SCHEDULES OF INVESTMENTS

ROYCE SPECIAL EQUITY FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.3%

Communication Services – 3.8%
Media - 3.8%
TEGNA	1,551,000	$34,742,400
Total		34,742,400

Consumer Discretionary – 18.4%
Auto Components - 5.5%
Standard Motor Products [3]	1,177,500	50,797,350
Automobiles - 1.3%
Winnebago Industries	218,000	11,778,540
Diversified Consumer Services - 4.5%
H&R Block	1,595,000	41,533,800
Household Durables - 0.5%
Ethan Allen Interiors	165,500	4,314,585
Leisure Products - 3.8%
Johnson Outdoors Cl. A	449,500	34,939,635
Textiles, Apparel & Luxury Goods - 2.8%
Movado Group	663,000	25,890,150
Total		169,254,060

Consumer Staples – 11.0%
Food & Staples Retailing - 7.0%
Ingles Markets Cl. A	727,000	64,739,350
Food Products - 4.0%
John B. Sanfilippo & Son	437,000	36,463,280
Total		101,202,630

Financials – 4.9%
Capital Markets - 4.9%
BrightSphere Investment Group	163,000	3,952,750
Diamond Hill Investment Group	136,000	25,472,800
Federated Hermes Cl. B	465,000	15,837,900
Total		45,263,450

Industrials – 19.2%
Building Products - 3.3%
Insteel Industries	302,000	11,170,980
UFP Industries	250,000	19,290,000
		30,460,980
Commercial Services & Supplies - 2.5%
Ennis	1,217,000	22,477,990
Construction & Engineering - 1.1%
Argan	170,000	6,900,300
MYR Group [2]	34,500	3,244,380
		10,144,680
Electrical Equipment - 2.8%
Encore Wire	228,500	26,064,995
Machinery - 9.2%
Gencor Industries [2,3]	1,066,000	10,958,480
Hillenbrand	163,500	7,221,795
Hurco Companies [3]	580,000	18,281,600
Miller Industries [3]	685,000	19,289,600
Mueller Industries	532,000	28,818,440
		84,569,915
Professional Services - 0.3%
Resources Connection	137,500	2,356,750
Total		176,075,310

Information Technology – 11.6%
Electronic Equipment, Instruments & Components - 3.6%
Vishay Intertechnology	1,699,000	33,300,400
IT Services - 1.6%
Computer Services [1]	298,100	14,755,950
Semiconductors & Semiconductor Equipment - 6.4%
Kulicke & Soffa Industries	727,500	40,754,550
NVE Corporation [3]	325,000	17,702,750
		58,457,300
Total		106,513,650

Materials – 9.8%
Chemicals - 6.5%
Huntsman Corporation	1,600,000	60,016,000
Construction Materials - 1.6%
United States Lime & Minerals	122,500	14,214,900
Paper & Forest Products - 1.7%
Louisiana-Pacific	251,000	15,592,120
Total		89,823,020

Real Estate – 4.6%
Real Estate Management & Development - 4.6%
Marcus & Millichap	808,000	42,565,440
Total		42,565,440

TOTAL COMMON STOCKS
(Cost $587,144,959)		765,439,960

REPURCHASE AGREEMENT – 16.7%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $153,935,215 (collateralized

by obligations of various U.S. Government

Agencies, 0.125%-0.375% due 9/15/24-10/15/24, valued at $157,013,971)

(Cost $153,935,215)		153,935,215

TOTAL INVESTMENTS – 100.0%
(Cost $741,080,174)		919,375,175

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(354,374)

NET ASSETS – 100.0%		$919,020,801

SCHEDULES OF INVESTMENTS

ROYCE TOTAL RETURN FUND

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Communication Services – 1.9%
Entertainment - 1.3%
World Wrestling Entertainment Cl. A	240,348	$15,007,329
Interactive Media & Services - 0.6%
Ziff Davis [2]	77,820	7,531,420
Total		22,538,749

Consumer Discretionary – 6.1%
Hotels, Restaurants & Leisure - 1.3%
Denny's Corporation [2]	1,098,695	15,722,325
Multiline Retail - 1.8%
Franchise Group Cl. A	524,401	21,725,933
Specialty Retail - 0.5%
JOANN	505,000	5,762,050
Textiles, Apparel & Luxury Goods - 2.5%
Levi Strauss & Co. Cl. A	807,547	15,957,129
Ralph Lauren Cl. A	125,145	14,196,449
		30,153,578
Total		73,363,886

Consumer Staples – 2.3%
Household Products - 2.3%
Reynolds Consumer Products	316,022	9,272,086
Spectrum Brands Holdings	206,984	18,363,620
Total		27,635,706

Energy – 4.3%
Energy Equipment & Services - 4.3%
Cactus Cl. A	170,659	9,683,192
ChampionX Corporation [2]	472,637	11,570,154
Helmerich & Payne	84,373	3,609,477
Oceaneering International [2]	231,433	3,508,524
Pason Systems	1,931,576	23,655,104
Total		52,026,451

Financials – 33.7%
Banks - 16.8%
Bank of N.T. Butterfield & Son	551,423	19,785,057
BankUnited	380,547	16,728,846
BOK Financial	140,901	13,237,649
First Bancshares (The)	346,809	11,673,591
First Citizens BancShares Cl. A	12,082	8,041,779
First Hawaiian	347,961	9,704,632
HBT Financial	432,472	7,862,341
Home BancShares	828,867	18,732,394
Independent Bank Group	278,599	19,825,105
Origin Bancorp	358,728	15,170,607
Preferred Bank	58,816	4,357,678
QCR Holdings	168,783	9,551,430
TowneBank	252,048	7,546,317
Triumph Bancorp [2]	81,992	7,708,888
UMB Financial	112,270	10,908,153
Valley National Bancorp	1,163,221	15,145,138
Western Alliance Bancorp	62,300	5,159,686
		201,139,291
Capital Markets - 2.6%
Artisan Partners Asset Management Cl. A	255,903	10,069,783
Moelis & Company Cl. A	207,037	9,720,387
TMX Group	116,004	11,931,204
		31,721,374
Diversified Financial Services - 2.1%
Compass Diversified Holdings	1,064,512	25,303,450
Insurance - 12.2%
AMERISAFE	253,460	12,589,358
Axis Capital Holdings	407,197	24,623,203
First American Financial	163,745	10,613,951
International General Insurance Holdings	1,851,697	14,295,101
James River Group Holdings	199,003	4,923,334
Old Republic International	228,728	5,917,193
ProAssurance Corporation	652,765	17,546,323
RenaissanceRe Holdings	154,991	24,567,623
Stewart Information Services	231,504	14,031,458
Trean Insurance Group [2,3]	3,614,889	16,953,829
		146,061,373
Total		404,225,488

Health Care – 0.8%
Health Care Providers & Services - 0.8%
Patterson Companies	298,291	9,655,680
Total		9,655,680

Industrials – 21.2%
Building Products - 3.6%
Carlisle Companies	37,194	9,146,748
Fortune Brands Home & Security	156,967	11,659,509
Simpson Manufacturing	64,000	6,978,560
UFP Industries	206,999	15,972,043
		43,756,860
Commercial Services & Supplies - 2.6%
Deluxe Corporation	447,073	13,519,487
Healthcare Services Group	685,475	12,729,271
Loomis [1]	181,992	4,976,017
		31,224,775
Electrical Equipment - 2.8%
GrafTech International	1,961,721	18,871,756
nVent Electric	430,434	14,970,495
		33,842,251
Machinery - 5.3%
Crane Co.	112,439	12,174,895
Douglas Dynamics	527,879	18,259,335
Lincoln Electric Holdings	79,666	10,978,771
Timken Company (The)	359,313	21,810,299
		63,223,300
Professional Services - 2.8%
Barrett Business Services	198,127	15,348,899
KBR	331,054	18,118,585
		33,467,484
Trading Companies & Distributors - 4.1%
Applied Industrial Technologies	207,160	21,267,046
Global Industrial	311,339	10,034,456
MSC Industrial Direct Cl. A	208,510	17,767,137
		49,068,639
Total		254,583,309

Information Technology – 12.3%
Electronic Equipment, Instruments & Components - 4.3%
Avnet	140,509	5,703,260
PC Connection	192,334	10,076,378
Vontier Corporation	1,419,853	36,050,068
		51,829,706
IT Services - 2.2%
EVERTEC	244,189	9,994,656
Hackett Group (The)	688,755	15,882,690
		25,877,346
Semiconductors & Semiconductor Equipment - 1.7%
Kulicke & Soffa Industries	202,784	11,359,960
MKS Instruments	58,205	8,730,750
		20,090,710
Software - 4.1%
CDK Global	422,530	20,568,760
Consensus Cloud Solutions [2]	98,500	5,922,805
Teradata Corporation [2]	459,667	22,656,987
		49,148,552
Total		146,946,314

Materials – 9.8%
Chemicals - 5.0%
Element Solutions	1,124,566	24,627,996
Innospec	135,357	12,527,290
Minerals Technologies	340,380	22,516,137
		59,671,423
Containers & Packaging - 4.8%
Graphic Packaging Holding Company	1,171,060	23,468,042
Silgan Holdings	500,871	23,155,266
TriMas Corporation	356,840	11,450,996
		58,074,304
Total		117,745,727

Real Estate – 3.2%
Real Estate Management & Development - 3.2%
Cushman & Wakefield [2]	813,244	16,679,634
Kennedy-Wilson Holdings	873,197	21,297,275
Total		37,976,909

TOTAL COMMON STOCKS
(Cost $939,038,395)		1,146,698,219

PREFERRED STOCK – 2.0%
Information Technology – 2.0%
Electronic Equipment, Instruments & Components - 2.0%
II-VI Series A Conv.	80,724	23,824,074
(Cost $20,862,360)		23,824,074

REPURCHASE AGREEMENT – 2.9%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $34,640,241 (collateralized

by obligations of various U.S. Government

Agencies, 0.125% due 10/15/24, valued at $35,333,106)

(Cost $34,640,241)		34,640,241

TOTAL INVESTMENTS – 100.5%
(Cost $994,540,996)		1,205,162,534

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(5,468,418)

NET ASSETS – 100.0%		$1,199,694,116

ADR – American Depository Receipt

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[2]	Non-income producing.

[3]	At March 31, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	All or a portion of these securities were on loan at March 31, 2022.

[5]	Securities for which market quotations are not readily available represent 0.2%, 0.0% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Opportunity Fund and Royce Pennyslvania Mutual Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

At March 31, 2022, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$27,975,645	$39,225,159	$39,711,942	$486,783
Royce Global Financial Services Fund	18,335,412	15,677,686	17,241,789	1,564,103
Royce International Premier Fund	1,018,492,420	40,214,066	172,555,768	132,341,702
Royce Micro-Cap Fund	266,268,225	91,925,766	120,850,355	28,924,589
Royce Opportunity Fund	1,416,177,801	278,791,538	392,084,735	113,293,197
Royce Pennsylvania Mutual Fund	1,397,360,467	507,157,847	579,356,468	72,198,621
Royce Premier Fund	942,484,739	615,701,328	648,141,377	32,440,049
Royce Small-Cap Value Fund	105,612,369	19,687,933	23,241,374	3,553,441
Royce Smaller-Companies Growth Fund	204,672,597	43,332,361	59,852,881	16,520,520
Royce Special Equity Fund	741,103,230	178,271,945	191,588,656	13,316,711
Royce Total Return Fund	996,368,392	208,794,142	260,040,906	51,246,764

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedules of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2022. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$54,789,223	$10,278,112	$–	$65,067,335
Repurchase Agreement	–	2,133,469	–	2,133,469
Royce Global Financial Services Fund
Common Stocks	27,992,562	5,804,493	–	33,797,055
Repurchase Agreement	–	216,043	–	216,043
Royce International Premier Fund
Common Stocks	82,928,953	906,425,140	–	989,354,093
Preferred Stocks	–	22,407,219	–	22,407,219
Repurchase Agreement	–	46,945,174	–	46,945,174
Royce Micro-Cap Fund
Common Stocks	337,041,081	8,856,621	646,850	346,544,552
Repurchase Agreement	–	11,649,439	–	11,649,439
Royce Opportunity Fund
Common Stocks	1,624,078,847	6,295,465	0	1,630,374,312
Repurchase Agreement	–	60,498,812	–	60,498,812
Money Market Fund/Collateral Received for Securities Loaned	4,096,215	–	–	4,096,215
Royce Pennsylvania Mutual Fund
Common Stocks	1,846,186,350	9,183,478	0	1,855,369,828
Repurchase Agreement	–	45,835,386	–	45,835,386
Money Market Fund/Collateral Received for Securities Loaned	3,313,100	–	–	3,313,100
Royce Premier Fund
Common Stocks	1,467,210,864	33,551,100	–	1,500,761,964
Repurchase Agreement	–	57,424,103	–	57,424,103
Royce Small-Cap Value Fund
Common Stocks	119,793,695	–	–	119,793,695
Repurchase Agreement	–	5,219,607	–	5,219,607
Money Market Fund/Collateral Received for Securities Loaned	287,000	–	–	287,000
Royce Smaller-Companies Growth Fund
Common Stocks	218,740,242	12,076,322	–	230,816,564
Repurchase Agreement	–	9,939,979	–	9,939,979
Money Market Fund/Collateral Received for Securities Loaned	7,248,415	–	–	7,248,415
Royce Special Equity Fund
Common Stocks	750,684,010	14,755,950	–	765,439,960
Repurchase Agreement	–	153,935,215	–	153,935,215
Royce Total Return Fund
Common Stocks	1,141,722,202	4,976,017	–	1,146,698,219
Preferred Stocks	23,824,074	–	–	23,824,074
Repurchase Agreement	–	34,640,241	–	34,640,241

Level 3 Reconciliation:

	Balance as of 12/31/21	Purchases	Sales	Transfers In	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/22
Royce Micro-Cap Fund
Common Stocks	$666,497	$–	$966,000	$–	$319,352	$627,001	$646,850
Royce Opportunity Fund
Common Stocks	49	–	–	–	–	(49)	0
Royce Pennsylvania Mutual Fund
Common Stocks	0	–	–	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	0	–	0	–	–

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2022 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at March 31, 2022:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Opportunity Fund	$4,096,215	$(3,759,020)	$337,195
Royce Pennsylvania Mutual Fund	3,313,100	(3,242,068)	71,032
Royce Small-Cap Value Fund	287,000	(282,520)	4,480
Royce Smaller-Companies Growth Fund	7,248,415	(6,690,779)	557,636

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2022:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$2,628,770	$(2,551,656)	$77,114
Royce Opportunity Fund	17,292,937	(16,827,937)	465,000
Royce Pennsylvania Mutual Fund	25,067,489	(24,482,482)	585,007
Royce Small-Cap Value Fund	51,203	(49,700)	1,503
Royce Smaller-Companies Growth Fund	21,136,413	(20,641,354)	495,059

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2022:

Affiliated Company[1]	Shares 12/31/21	Market Value 12/31/21	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/22	Market Value 3/31/22
Royce International Premier Fund Australia – 2.0%
Bravura Solutions[2,3]	15,808,630	$28,408,875	$736,852	$–	$–	$(7,553,755)	$440,705	16,315,230	$21,591,972
		28,408,875			–	(7,553,755)	440,705		21,591,972
Royce Opportunity Fund Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
IntriCon Corporation[4,5]	486,447	7,865,848	–	11,579,543	2,355,413	1,358,282	–
		7,865,848			2,355,413	1,358,282	–
Industrials – 0.3%
Construction & Engineering – 0.3%
Limbach Holdings[2,4]	635,423	5,718,807	285,356	–	–	(1,321,197)	–	673,808	4,682,966
		5,718,807			–	(1,321,197)	–		4,682,966
Information Technology – 0.3%
Communications Equipment – 0.3%
PCTEL[2,4]	1,000,593	5,673,362	146,489	–	–	(1,035,580)	–	1,031,093	4,784,271
		5,673,362			–	(1,035,580)	–		4,784,271
		19,258,017			2,355,413	(998,495)	–		9,467,237

Royce Special Equity Fund Consumer Discretionary – 5.5%
Auto Components – 5.5%
Standard Motor Products[2]	1,171,500	61,374,885	265,350	–	–	(10,842,885)	316,305	1,177,500	50,797,350
Household Durables – 0.0%
Flexsteel Industries[5]	767,500	20,615,050	–	14,352,219	(13,061,794)	6,798,963	–
Hooker Furniture[5]	1,137,000	26,469,360	–	21,153,315	(7,013,961)	1,697,916	220,000
		47,084,410			(20,075,755)	8,496,879	220,000
		108,459,295			(20,075,755)	(2,346,006)	536,305		50,797,350
Industrials – 5.3%
Machinery – 5.3%
Gencor Industries[2,4]	1,066,000	12,290,980	–	–	–	(1,332,500)	–	1,066,000	10,958,480
Hurco Companies[2]	580,000	17,226,000	–	–	–	1,055,600	87,000	580,000	18,281,600
Miller Industries[2]	754,000	25,183,600	316,991	2,237,528	29,551	(4,003,014)	137,610	685,000	19,289,600
		54,700,580			29,551	(4,279,914)	224,610		48,529,680
Information Technology – 1.9%
Semiconductors & Semiconductor Equipment – 1.9%
NVE Corporation[2]	300,100	20,496,830	1,467,034	–	–	(4,261,114)	307,500	325,000	17,702,750
		20,496,830			–	(4,261,114)	307,500		17,702,750
		183,656,705			(20,046,204)	(10,887,034)	1,068,415		117,029,780
Royce Total Return Fund
Financials – 1.4%
Insurance – 1.4%
Trean Insurance Group[2,4]	2,821,597	25,140,429	4,172,397	1,056,668	(25,504)	(11,276,825)	–	3,614,889	16,953,829
		25,140,429			(25,504)	(11,276,825)	–		16,953,829

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Funds’s net assets.

[2]	At March 31, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[4]	Non-income producing.

[5]	Not an Affiliated Company at March 31, 2022.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).